Document and Entity Information	12 Months Ended
Dec. 31, 2011
Document Documentand Entity Information [Abstract]
Document Type	Other
Document Period End Date	Dec. 31, 2011
Amendment Flag	false
Entity Central Index Key	0001267097
Entity Filer Category	Large Accelerated Filer
Entity Registrant Name	TRW Automotive Holdings Corp.